Commitments and Contingencies (Details) - Schedule of future minimum lease payments under the non-cancellable operating lease agreements - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Future Minimum Lease Payments Under The Non Cancellable Operating Lease Agreements Abstract
2021	$ 105,000	$ 91,800
Less imputed interest	(458)	(229)
Total lease liability	$ 104,542	$ 91,571